Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Tangible and intangible assets
Schedule of reconciliation of changes in tangible and intangible assets.

Skr mn	December 31, 2018	December 31, 2017	December 31, 2016
Net book value
Tangible assets	26	22	22
Intangible assets(1)	43	66	101
Total net book value	69	88	123
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-40	-45	-46
(1)	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.